Acquisitions - Findus Switzerland (Details) - EUR (€) € in Millions	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Assets	€ 6,170.8		€ 5,580.6
Total liabilities	3,871.8		3,454.5
Goodwill	2,099.4		1,902.5
Intangibles	2,455.7		2,155.7
Inventories	410.6		344.3
Deferred tax liabilities	(437.6)		(427.1)
Trade and other current payables	(692.0)		(647.2)
Other assets			(1,202.1)
Assets (liabilities)	2,299.0		2,126.1
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of detailed information about business combination [line items]
Goodwill			(35.5)
Intangibles			41.6
Inventories			1.1
Deferred tax liabilities			6.4
Trade and other current payables			0.8
Other assets			0.0
Assets (liabilities)			0.0
Previously stated [member]
Disclosure of detailed information about business combination [line items]
Goodwill			1,938.0
Intangibles			2,114.1
Inventories			343.2
Deferred tax liabilities			(420.7)
Trade and other current payables			(646.4)
Other assets			(1,202.1)
Assets (liabilities)			2,126.1
Findus Switzerland
Disclosure of detailed information about business combination [line items]
Cash transferred	0.8		€ 112.8
Intangible assets	66.1
Property, plant and equipment, including Right-of-use assets	8.9
Current assets	0.2
Inventories	12.6
Assets	87.8
Current liabilities	0.3
Non-current liabilities	6.8
Deferred tax liabilities	8.0
Total liabilities	15.1
Total identifiable net assets acquired	72.7
Total purchase consideration	112.8
Goodwill	40.1	€ 40.1
Findus Switzerland | Increase (decrease) due to corrections of prior period errors [member]
Disclosure of detailed information about business combination [line items]
Intangible assets	41.6
Property, plant and equipment, including Right-of-use assets	0.0
Current assets	0.0
Inventories	1.1
Assets	42.7
Current liabilities	0.0
Non-current liabilities	0.0
Deferred tax liabilities	6.4
Total liabilities	6.4
Total identifiable net assets acquired	36.3
Total purchase consideration	0.8
Goodwill	(35.5)
Findus Switzerland | Previously stated [member]
Disclosure of detailed information about business combination [line items]
Intangible assets	24.5
Property, plant and equipment, including Right-of-use assets	8.9
Current assets	0.2
Inventories	11.5
Assets	45.1
Current liabilities	0.3
Non-current liabilities	6.8
Deferred tax liabilities	1.6
Total liabilities	8.7
Total identifiable net assets acquired	36.4
Total purchase consideration	112.0
Goodwill	€ 75.6
Fortenova Group
Disclosure of detailed information about business combination [line items]
Cash transferred		640.1
Intangible assets		301.9
Property, plant and equipment, including Right-of-use assets		95.0
Current assets		71.7
Inventories		46.9
Assets		573.9
Current liabilities		62.1
Non-current liabilities		16.6
Deferred tax liabilities		47.7
Total liabilities		126.4
Total identifiable net assets acquired		447.5
Total purchase consideration		640.1
Goodwill		€ 192.6